Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2016 USD ($)
Income Tax Disclosure [Abstract]
Income tax percentage	34.00%
Net operating loss carryforward	$ 2,636,000
Change in valuation allowance	$ 734,000
Loss carryforward expiration year	2036